LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS [Abstract]
2014	$ 97,692
2014	97,692
2015	97,692
2016	97,692
2017	97,692
Thereafter	3,829,209
Land use rights, net	$ 4,317,669	$ 4,380,708